Acquisition Contract Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Acquisition Contract Liabilities

Acquisition contract liabilities, net consist of the following:

(in thousands)	September 30, 2023	December 31, 2022
Short-term acquisition contract liabilities:

Start-up cost financing	7,300	7,300
Contract asset	(89)	(358)
Acquisition contract liabilities, net	$7,211	$6,942

Long-term acquisition contract liabilities:
Contingent consideration	$2,500	$2,400

Total acquisition contract liabilities:
Contingent consideration	$2,500	$2,400
Start-up cost financing	7,300	7,300
Contract asset	(89)	(358)
Total acquisition contract liabilities, net	$9,711	$9,342

Acquisition contract liabilities, net consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Short-term acquisition contract liabilities:
Start-up cost financing	7,300	3,600
Contract asset	(358)	(358)
Acquisition contract liabilities, net	$6,942	$3,242

Long-term acquisition contract liabilities:
Contingent consideration	$2,400	$6,200
Start-up cost financing	-	3,700
Contract asset	-	(358)
Acquisition contract liabilities, net	$2,400	$9,542

Total acquisition contract liabilities:
Contingent consideration	$2,400	$6,200
Start-up cost financing	7,300	7,300
Contract asset	(358)	(716)
Total acquisition contract liabilities, net	$9,342	$12,784